Commitments and contingencies (Details)	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2026	$ 154,452
June 30, 2027
June 30, 2028
Total undiscounted lease payments	154,452
Less imputed interest	2,523
Total lease liabilities	$ 151,929